Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Cover [Abstract]
Entity Registrant Name	Giga Metals Corp
Entity Central Index Key	0001336364
Document Type	20-F
Document Period End Date	Dec. 31, 2020
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	70,344,850
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Interactive Data Current	Yes
Entity Ex Transition Period	false
Entity Shell Company	false